Current and long-term debt - ABN AMRO / SEB Credit Facility (Details) - ABN AMRO / SEB Credit Facility [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,200
Periodic borrowing payment amount	$ 100
Purchase and installation of scrubbers [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels	2
London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.60%